Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the executive compensation actually paid to our named executive officers for the fiscal years ended December 31, 2022 and December 31, 2021 and certain aspects of our financial performance. We completed our Direct Listing in September 2021, so we have not included any information for fiscal year 2020 while we were a private company. We have not included a “Company-Selected Measure” in our Pay Versus Performance Table or provided a tabular list as described in Item 402(v)(6) of Regulation S-K because we do not maintain an annual short-term incentive compensation plan (although from time-to-time the Compensation Committee may approve a discretionary cash bonus for one or more of our named executive officers) or grant performance-based equity awards. For further information concerning our “pay for performance” philosophy and how we align executive compensation with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non- PEO Named Executive Officers ($)(4)	Total Stockholder Return($)(5)	Peer Group Total Stockholder Return($)(6)	Net Income (Loss) (in millions) ($)(7)
2022	$450,000	($70,416,709)	$7,994,979	($14,202,174)	$22.04	$43.78	($93.38)
2021	$450,000	$102,026,238	$771,571	$40,646,680	$96.61	$90.31	($74.98)
(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Skates (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal Year 2022 Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of executive “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO in each covered fiscal year. Our PEO does not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each covered fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$450,000	$0	($70,866,709)	($70,416,709)
2021	$450,000	$0	$101,576,238	$102,026,238
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) for equity awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
The valuation assumptions used to calculate the fair values of the stock options held by our PEO that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from eight years to ten years, the stock price volatility assumptions varied from 51.95% to 56.1%, and the risk-free interest rate assumptions varied from 1.09% to 4.25%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our PEO that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$0	($41,690,077)	$0	($29,176,632)	$0	—	($70,866,709)
2021	$0	$87,392,626	$0	$14,183,612	$0	—	$101,576,238
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Mr. Skates, who has served as our PEO since 2012) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal Year 2022 Summary Compensation Table.” The names of each NEO (excluding our PEO) included for purposes of calculating the average of the amounts of total compensation in each covered fiscal year are as follows: (i) for 2022, Hoang Vuong, our Chief Financial Officer, Thomas Hansen, our President, Curtis Liu, our Chief Technology Officer, and Matthew Heinz, our Chief Revenue Officer; and (ii) for 2021, Hoang Vuong, our Chief Financial Officer, and Matthew Heinz, our Chief Revenue Officer.

(4)
The dollar amounts reported in column (e) represent the average of the amount of executive “compensation actually paid” to our NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the average actual amount of compensation earned or received by or paid to our NEOs as a group (excluding our PEO) each covered fiscal year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average of the total compensation of our NEOs as a group (excluding our PEO) for each covered fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non- PEO Named Executive Officers
2022	$7,994,979	$7,496,242	($14,700,911)	($14,202,174)
2021	$771,571	$0	$39,875,109	$40,646,680
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The valuation assumptions used to calculate the fair values of the stock options held by our NEOs as a group (excluding our PEO) that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from eight years to ten years, the stock price volatility assumptions varied from 55.95% to 56.8%, and the risk-free interest rate assumptions varied from 0.9% to 4.31%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our NEOs as a group (excluding our PEO) that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant.

The amounts deducted or added in calculating the average total equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$5,152,809	($10,410,578)	$353,556	($9,796,698)	$0	—	($14,700,911)
2021	$0	$30,477,302	—	$9,397,807	$0	—	$39,875,109
(5)
Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ Emerging Cloud Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

Company Selected Measure Name	have not included
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Mr. Skates, who has served as our PEO since 2012) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation – Executive Compensation Tables – Fiscal Year 2022 Summary Compensation Table.” The names of each NEO (excluding our PEO) included for purposes of calculating the average of the amounts of total compensation in each covered fiscal year are as follows: (i) for 2022, Hoang Vuong, our Chief Financial Officer, Thomas Hansen, our President, Curtis Liu, our Chief Technology Officer, and Matthew Heinz, our Chief Revenue Officer; and (ii) for 2021, Hoang Vuong, our Chief Financial Officer, and Matthew Heinz, our Chief Revenue Officer.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the NASDAQ Emerging Cloud Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report.

PEO Total Compensation Amount	$ 450,000	$ 450,000
PEO Actually Paid Compensation Amount	$ (70,416,709)	102,026,238
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of executive “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO in each covered fiscal year. Our PEO does not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each covered fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$450,000	$0	($70,866,709)	($70,416,709)
2021	$450,000	$0	$101,576,238	$102,026,238
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) for equity awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
The valuation assumptions used to calculate the fair values of the stock options held by our PEO that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from eight years to ten years, the stock price volatility assumptions varied from 51.95% to 56.1%, and the risk-free interest rate assumptions varied from 1.09% to 4.25%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our PEO that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$0	($41,690,077)	$0	($29,176,632)	$0	—	($70,866,709)
2021	$0	$87,392,626	$0	$14,183,612	$0	—	$101,576,238

Non-PEO NEO Average Total Compensation Amount	$ 7,994,979	771,571
Non-PEO NEO Average Compensation Actually Paid Amount	$ (14,202,174)	40,646,680
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average of the amount of executive “compensation actually paid” to our NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the average actual amount of compensation earned or received by or paid to our NEOs as a group (excluding our PEO) each covered fiscal year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average of the total compensation of our NEOs as a group (excluding our PEO) for each covered fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non- PEO Named Executive Officers
2022	$7,994,979	$7,496,242	($14,700,911)	($14,202,174)
2021	$771,571	$0	$39,875,109	$40,646,680
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The valuation assumptions used to calculate the fair values of the stock options held by our NEOs as a group (excluding our PEO) that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from eight years to ten years, the stock price volatility assumptions varied from 55.95% to 56.8%, and the risk-free interest rate assumptions varied from 0.9% to 4.31%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our NEOs as a group (excluding our PEO) that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant.

The amounts deducted or added in calculating the average total equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$5,152,809	($10,410,578)	$353,556	($9,796,698)	$0	—	($14,700,911)
2021	$0	$30,477,302	—	$9,397,807	$0	—	$39,875,109

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
As reflected by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (excluding our PEO) is generally aligned with our TSR for the period presented in the Pay-Versus-Performance Table. This alignment of compensation actually paid with our cumulative TSR over the period presented results because a significant portion of the compensation provided to our PEO and our other NEOs is comprised of equity awards, the value of which is dependent on the growth of our common stock price. We believe equity compensation creates an ownership culture among our NEOs that provides an incentive to contribute to the continued growth and development of our business and aligns the interests of our NEOs with those of our stockholders. Generally, we seek to provide the majority of the target total direct compensation opportunity of our PEO and our other NEOs in the form of equity awards, including options to purchase shares of our common stock and restricted stock unit awards.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income (Loss)
As reflected in the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (excluding our PEO) decreased significantly in 2022, while our net income (loss) also declined during that period. We have not used net income (loss) as a financial performance measure in our overall executive compensation program, so there is, at best, only an indirect correlation between our profitability and the compensation that we pay to our PEO and our other NEOs. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” we seek to provide the majority of the target total direct compensation opportunity of our PEO and our other NEOs in the form of equity awards under our long-term incentive compensation program.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR and Peer Group TSR
As reflected by the following graph, our cumulative TSR over the two-year period presented in the Pay-Versus-Performance Table was lower than the cumulative TSR of the peer group presented for this purpose, the NASDAQ Emerging Cloud Index. This noticeably differed from our TSR immediately following our Direct Listing and the TSR of the NASDAQ Emerging Cloud Index. For more information regarding our performance and the companies that the Compensation Committee considers when determining compensation for our PEO and our other NEOs, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List [Table Text Block]
Financial Performance Measures
In the years covered by this table, we did not use any financial or other performance measures for our short-term or long-term incentive compensation award programs. Please see our “Compensation Discussion and Analysis – Elements of our Executive Compensation Program – Cash-Based Incentive Compensation” for more information on our most important financial performance measures for the years covered by this table.

Total Shareholder Return Amount	$ 22.04	96.61
Peer Group Total Shareholder Return Amount	43.78	90.31
Net Income (Loss)	$ (93,380,000)	$ (74,980,000)
PEO Name	Mr. Skates	Mr. Skates
Additional 402(v) Disclosure [Text Block]
Analysis of Information Presented in Pay-Versus-Performance Table
As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. Over the two years since our Direct Listing, we have not used financial or other performance measures to align executive compensation with our performance. Therefore, this analysis only covers the performance measures presented in the Pay-Versus-Performance Table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for our PEO and our other NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance Table.

PEO [Member]
Pay vs Performance Disclosure [Table]
Expected term, minimum	8 years
Expected term, maximum	10 years
Volatility rate, minimum	51.95%
Volatility rate, maximum	56.10%
Risk free interest rate, minimum	1.09%
Risk free interest rate, maximum	4.25%
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,866,709)	101,576,238
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(41,690,077)	87,392,626
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,176,632)	14,183,612
PEO [Member] | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Expected term, minimum	8 years
Expected term, maximum	10 years
Volatility rate, minimum	55.95%
Volatility rate, maximum	56.80%
Risk free interest rate, minimum	0.90%
Risk free interest rate, maximum	4.31%
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,496,242	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,700,911)	39,875,109
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,152,809	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,410,578)	30,477,302
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	353,556	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,796,698)	9,397,807
Non-PEO NEO [Member] | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0